Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Ordinary shares	Share premium	Other equity reserves	Accumulated deficit	Total
BALANCE at Dec. 31, 2015	[1]	$ 6	$ 14,889	$ 10,138	$ (23,750)	$ 1,283
CHANGES IN THE YEAR
Reverse acquisition		(6)	1,868			1,862
Exercise of options			108	(106)		2
Expiry of options			226	(226)
Share-based payments				1,818		1,818
Placement of shares, net of issuance costs			5,129			5,129
Net loss for the year					(8,922)	(8,922)
BALANCE at Dec. 31, 2016			22,220	11,624	(32,623)	1,172
CHANGES IN THE YEAR
ADJUSTMENTS DUE TO APPLICATION OF THE PROVISIONS OF IFRS 15	[2]				49	49
BALANCE at Dec. 31, 2016			22,220	11,624	(32,623)	1,221
CHANGES IN THE YEAR
Exercise of options			543	(463)		80
Expiry of options			29	(29)
Share-based payments				1,318		1,318
Exercise of warrants			2,286			2,286
Placement of shares, net of issuance costs			3,416	133		3,549
Net loss for the year					(5,313)	(5,313)
BALANCE at Dec. 31, 2017			28,494	12,583	(37,936)	3,141
CHANGES IN THE YEAR
Exercise of options			791	(689)		102
Expiry of options			493	(493)
Share-based payments				381		381
Classification to equity of series B warrants (see Note 13(e))			3,479			3,479
Placement of shares, net of issuance costs			2,200	23		2,223
Exercise of anti-dilution feature			2,302			2,302
Public offering, net of issuance costs			3,835			3,835
Net loss for the year					(11,753)	(11,753)
BALANCE at Dec. 31, 2018			$ 41,594	$ 11,805	$ (49,689)	$ 3,710

[1]	Retrospective application of reverse acquisition.
[2]	Early application of IFRS 15, see Note 2(q).